Subsequent Events - Additional Information (Detail) (Subsequent Event, Stock Repurchase Program) In Millions, unless otherwise specified	Jan. 31, 2014
Subsequent Event | Stock Repurchase Program
Subsequent Event [Line Items]
Additional number of shares approved to be repurchased	10